UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment |_|; Amendment Number:
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Nomura Asset Management U.K. Limited
Address: 1 Saint Martin's-Le-Grand
         Nomura House 6th Floor
         London, England EC1A 4NT

13F File Number: 028-11455

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Nigel Biggs
Title: Executive Officer
Phone: 44 0207 521 1350
Signature, Place, and Date of Signing:

/s/ Nigel Biggs
Nigel Biggs, London, November 12, 2010

Nomura Asset Management Co., Ltd. ("NAM Tokyo") is the parent holding company of certain operating subsidiaries, some of which are or may be institutional investment managers for purposes of the reporting requirements under Section 13(f) of the Securities Exchange Act of 1934, as amended (the "Exchange Act") and the rules promulgated thereunder. NAM Tokyo itself does not exercise investment discretion with respect to any Section 13(f) Securities positions held by its operating subsidiaries, which subsidiaries in fact exercise investment discretion. However, based upon its parent relationship, NAM Tokyo may be deemed to have investment discretion with respect to such positions in
Section 13(f) securities held by its operating subsidiaries. In that regard, the
Section 13(f) Securities positions of Nomura Asset Management U.S.A. Inc.("NAM USA"), which is an operating subsidiary of NAM Tokyo that hold Section 13(f) securities positions but that does not meet the $100 million threshold for filing the Form 13F, are reflected on the Form 13F filed by NAM Tokyo. The
Section 13(f) securities positions of the following operating subsidiaries of NAM Tokyo, which each exceed the $100 million filing threshold, are not included in the Form 13F filed by NAM Tokyo, but are instead reported on separate Forms 13F filed by each of these entities: (i) Nomura Asset Management Singapore Limited ("NAM Singapore"); and (ii) Nomura Asset Management U.K. Limited ("NAM UK").

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Report Type (Check only one.):

|X|   13F HOLDINGS REPORT.

|_|   13F NOTICE.

|_|   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

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I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 51

Form 13F Information Table Value Total: 177,628 (thousands)

List of Other Included Managers: None

                             TITLE OF                   VALUE                 SH/  PUT/   INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                CLASS       CUSIP        (X1000)   SH/PRN AMT   PRN  CALL   DISCRETION  MANAGER    SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
AES CORP                      COM         00130H105      2,996     264,000    SH          Sole                  264,000
AMERICAN EXPRESS CO           COM         025816109      2,808      66,804    SH          Sole                   66,804
AMGEN INC                     COM         031162100      1,185      21,500    SH          Sole                   21,500
APACHE CORP                   COM         037411105      5,665      57,950    SH          Sole                   57,950
BANK OF AMERICA CORPORATION   COM         060505104      4,155     316,900    SH          Sole                  316,900
BARRICK GOLD CORP             COM         067901108      2,034      43,942    SH          Sole                   43,942
CA INC                        COM         12673P105      1,740      82,400    SH          Sole                   82,400
CANADIAN NAT RES LTD          COM         136385101      3,011      86,800    SH          Sole                   86,800
CHEVRON CORP NEW              COM         166764100      4,807      59,311    SH          Sole                   59,311
CITIGROUP INC                 COM         172967101      4,877   1,250,530    SH          Sole                1,250,530
COCA COLA CO                  COM         191216100      3,292      56,261    SH          Sole                   56,261
CONOCOPHILLIPS                COM         20825C104      4,416      76,896    SH          Sole                   76,896
DISNEY WALT CO                COM DISNEY  254687106      2,634      79,566    SH          Sole                   79,566
DUN & BRADSTREET CORP DEL NE  COM         26483E100      2,454      33,100    SH          Sole                   33,100
EXPRESS SCRIPTS INC           COM         302182100      4,315      88,600    SH          Sole                   88,600
EXXON MOBIL CORP              COM         30231G102      2,910      47,100    SH          Sole                   47,100
FIFTH THIRD BANCORP           COM         316773100      1,552     129,000    SH          Sole                  129,000
FREEPORT-MCMORAN COPPER & GO  COM         35671D857      6,375      74,662    SH          Sole                   74,662
GENERAL ELECTRIC CO           COM         369604103      3,598     221,413    SH          Sole                  221,413
GOLDMAN SACHS GROUP INC       COM         38141G104      2,319      16,039    SH          Sole                   16,039
GOOGLE INC                    CL A        38259P508      4,101       7,800    SH          Sole                    7,800
HEWLETT PACKARD CO            COM         428236103      5,869     139,500    SH          Sole                  139,500
HOME DEPOT INC                COM         437076102      2,955      93,285    SH          Sole                   93,285
INGERSOLL-RAND PLC            SHS         G47791101      2,321      65,000    SH          Sole                   65,000
JACOBS ENGR GROUP INC DEL     COM         469814107      3,328      86,000    SH          Sole                   86,000
JOHNSON & JOHNSON             COM         478160104      2,707      43,695    SH          Sole                   43,695
JPMORGAN CHASE & CO           COM         46625H100      3,872     101,700    SH          Sole                  101,700
LOCKHEED MARTIN CORP          COM         539830109      3,026      42,459    SH          Sole                   42,459
MEDCO HEALTH SOLUTIONS INC    COM         58405U102      6,229     119,643    SH          Sole                  119,643
MERCK & CO INC NEW            COM         58933Y105      4,166     113,169    SH          Sole                  113,169
METLIFE INC                   COM         59156R108      2,187      56,889    SH          Sole                   56,889
MICROSOFT CORP                COM         594918104      5,285     215,818    SH          Sole                  215,818
PEABODY ENERGY CORP           COM         704549104      3,057      62,377    SH          Sole                   62,377
PEPSICO INC                   COM         713448108      3,844      57,853    SH          Sole                   57,853
PHILIP MORRIS INTL INC        COM         718172109      4,387      78,308    SH          Sole                   78,308
PNC FINL SVCS GROUP INC       COM         693475105      2,938      56,600    SH          Sole                   56,600
RESEARCH IN MOTION LTD        COM         760975102      2,708      55,452    SH          Sole                   55,452
SIGMA ALDRICH CORP            COM         826552101      1,572      26,036    SH          Sole                   26,036
SUNCOR ENERGY INC NEW         COM         867224107      3,894     119,239    SH          Sole                  119,239
TARGET CORP                   COM         87612E106      3,262      61,036    SH          Sole                   61,036
TEXAS INSTRS INC              COM         882508104      3,532     130,156    SH          Sole                  130,156
TEXTRON INC                   COM         883203101      4,036     196,300    SH          Sole                  196,300
TIME WARNER INC               COM NEW     887317303      2,259      73,692    SH          Sole                   73,692
TOLL BROTHERS INC             COM         889478103      2,317     121,800    SH          Sole                  121,800
TORONTO DOMINION BK ONT       COM NEW     891160509      4,427      61,000    SH          Sole                   61,000
UNITEDHEALTH GROUP INC        COM         91324P102      6,011     171,200    SH          Sole                  171,200
WEATHERFORD INTERNATIONAL LT  REG         H27013103      2,459     143,800    SH          Sole                  143,800
WELLPOINT INC                 COM         94973V107      3,738      66,000    SH          Sole                   66,000
XEROX CORP                    COM         984121103      3,246     313,621    SH          Sole                  313,621
XILINX INC                    COM         983919101      3,465     130,058    SH          Sole                  130,058
YUM BRANDS INC                COM         988498101      3,284      71,300    SH          Sole                   71,300

                                          TOTAL        177,628